UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08294

ALLIANCEBERNSTEIN EXCHANGE RESERVES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2009

Date of reporting period: December 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

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AllianceBernstein Exchange Reserves

Portfolio of Investments

December 31, 2008 (unaudited)

	Yield *	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 100.2%
Certificate of Deposit - 43.1%
Bank of America 2/11/09	1.75%	$25,000	$25,000,000
Barclays Bank PLC 3/04/09	1.95%	25,300	25,300,000
BNP Paribas NY Branch 3/03/09	2.09%	25,300	25,300,000
Citibank NA 2/10/09	2.20%	25,000	25,000,000
DNB NOR Bank ASA NY 3/09/09	2.32%	7,900	7,902,486
Lloyds Bank PLC 3/10/09	2.10%	25,300	25,302,377
Nordea Bank Finland 1/08/09	1.48%	13,600	13,600,000
Rabobank Nederland 2/26/09	1.75%	25,500	25,500,000
Royal Bank of Canada 2/18/09	1.79%	18,900	18,900,000
Royal Bank of Scotland 3/17/09	1.70%	25,000	25,000,000
Societe Generale NY 2/24/09	2.12%	12,500	12,500,000
1/07/09	2.35%	12,500	12,500,000
Toronto Dominion Bank 2/20/09	1.90%	15,750	15,750,000
UBS AG 1/12/09	2.01%	13,600	13,600,000
Westpac Banking Corp. 1/27/09	3.12%	12,700	12,710,920

			283,865,783

Commercial Paper - 33.0%
Australia & New Zealand Banking Group 3/16/09 (a)	1.99%	15,900	15,835,287
Bank of Nova Scotia 1/14/09	1.70%	12,500	12,492,326
Banque Et Caisse Epargne 2/19/09	0.46%	25,500	25,484,034

	Yield *	Principal Amount (000)	U.S. $ Value
CBA (Delaware) Finance 2/10/09	1.81%-1.91%	$27,800	$27,748,366
Danske Corp. 1/13/09	1.89%	12,500	12,492,167
GE Capital TLGP 1/23/09	1.55%	12,700	12,687,970
HSBC USA, Inc. 1/06/09	1.86%	12,500	12,496,788
ING US Funding LLC 3/30/09	1.34%	12,700	12,658,400
Procter & Gamble Co. 2/10/09	1.25%	15,800	15,778,056
Santander Central Hispano Finance 1/20/09	2.06%-2.93%	25,200	25,165,378
State Street Corp. 1/05/09	2.79%	16,300	16,294,983
Svenska Handelsbanken Inc. 1/15/09	1.90%	12,500	12,490,813
Toyota Motor 3/02/09	2.31%	15,900	15,839,050

			217,463,618

U.S. Government & Government Sponsored Agency Obligations - 18.2%
Federal Home Loan Bank Discount Notes 1/02/09	2.31%	12,000	11,999,233
1/09/09	2.77%	8,100	8,095,068
Federal Home Loan Banks 4/03/09	3.24%	12,400	12,402,870
1/05/09 (b)	4.04%	16,000	15,999,943
Federal Home Loan Mortgage Corp. 6/11/09	5.00%	12,600	12,730,135
Federal Home Loan Mortgage Discount Notes 2/03/09	2.16%	18,700	18,663,146
Federal National Mortgage Association Discount Notes 7/01/09	2.34%	12,500	12,355,451
2/17/09	2.57%	15,600	15,548,065
3/16/09	2.78%	12,500	12,429,340

			120,223,251

Repurchase Agreements - 3.3%
Mizuho Securities, 0.20%, dated 12/31/2008 12/31/08, due 1/2/09 in the amount of $21,400,024 (collateralized by $20,770,000 FHLB, 4.22%, due 6/17/13, value $21,829,708)		21,400	21,400,000

Municipal Obligations - 2.6%
Lower Neches Valley Auth IDA 8/01/22 (c)	1.00%	3,425	3,425,000

	Yield *	Principal Amount (000)	U.S. $ Value
Parish of East Baton Rouge LA 11/01/19 (c)	0.80%	$3,200	$3,200,000
Valdez Marine Term Rev (BP Pipelines, Inc. Proj) Series 03B 7/01/37 (c)	1.10%	10,700	10,700,000

			17,325,000

Total Investments - 100.2% (cost $660,277,652)			660,277,652
Other assets less liabilities - (0.2)%			(1,395,440)

Net Assets - 100.0%			$658,882,212

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the market value of this security amounted to $15,835,287 or 2.4% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at December 31, 2008.
(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

Glossary:

FHLB	-	Federal Home Loan Bank
IDA	-	Industrial Development Authority/Agency

FINANCIAL ACCOUNTING STANDARDS NO. 157

December 31, 2008 (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2008:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$	– 0 –	$	– 0 –
Level 2		660,277,652		– 0 –
Level 3		– 0 –		– 0 –

Total		$660,277,652		$–0 –

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Exchange Reserves

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: February 20, 2009

By:	Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: February 20, 2009

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